Schedule of Investments (unaudited)
June 30, 2025
iShares® Blockchain and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 21.5%
Bitcoin Group SE	1,801	$87,260
Coinbase Global Inc., Class A(a)	19,114	6,699,266
Galaxy Digital Inc., Class A(a)(b)	89,208	1,953,503
OSL Group Ltd.(a)	154,500	303,072
Robinhood Markets Inc., Class A(a)(b)	6,627	620,486
Voyager Digital Ltd.(a)(c)	57,043	—
		9,663,587
Financial Services — 5.6%
Block Inc.(a)	4,854	329,732
Mastercard Inc., Class A	2,719	1,527,915
PayPal Holdings Inc.(a)	8,700	646,584
		2,504,231
Insurance — 0.2%
Poste Italiane SpA(d)	4,253	91,379
Interactive Media & Services — 3.7%
LY Corp.	25,200	92,802
Tencent Holdings Ltd.	24,400	1,572,229
		1,665,031
IT Services — 6.8%
Applied Digital Corp.(a)	130,356	1,312,685
International Business Machines Corp.	5,967	1,758,952
NTT Data Group Corp.	100	2,768
		3,074,405
Media — 0.3%
Fox Corp., Class A, NVS	1,972	110,511
Semiconductors & Semiconductor Equipment — 8.6%
Advanced Micro Devices Inc.(a)	13,805	1,958,930
Cambricon Technologies Corp. Ltd., Class A(a)	1,618	136,066
Nvidia Corp.	11,321	1,788,605
		3,883,601
Software — 51.7%
Bit Digital Inc.(a)	189,837	415,743
Bitdeer Technologies Group, Class A(a)(b)	72,426	831,450
Bitfarms Ltd./Canada(a)(b)	435,752	366,119
Cipher Mining Inc.(a)(b)	206,072	985,024
Cleanspark Inc.(a)(b)	247,164	2,726,219
Core Scientific Inc.(a)	232,491	3,968,621
Exodus Movement Inc., Class A(a)(b)	7,538	217,321
Security	Shares	Value
Software (continued)
Hive Digital Technologies Ltd.(a)	169,444	$304,999
Hut 8 Corp.(a)(b)	94,634	1,760,192
IREN Ltd.(a)(b)	145,043	2,113,277
MARA Holdings Inc.(a)(b)	305,016	4,782,651
Northern Data AG(a)	5,564	157,825
Riot Platforms Inc.(a)	300,449	3,395,074
Terawulf Inc.(a)(b)	261,110	1,143,662
The9 Ltd., ADR(a)(b)	9,913	77,123
		23,245,300
Technology Hardware, Storage & Peripherals — 0.5%
Canaan Inc., ADR(a)(b)	368,679	227,954
Total Long-Term Investments — 98.9% (Cost: $32,525,084)		44,465,999
Short-Term Securities
Money Market Funds — 27.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(e)(f)(g)	12,473,576	12,478,565
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	30,000	30,000
Total Short-Term Securities — 27.8% (Cost: $12,507,922)		12,508,565
Total Investments — 126.7% (Cost: $45,033,006)		56,974,564
Liabilities in Excess of Other Assets — (26.7)%		(12,013,094)
Net Assets — 100.0%		$44,961,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Blockchain and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,977,477	$501,887 (a)	$—	$(498)	$(301)	$12,478,565	12,473,576	$34,611 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0 (a)	—	—	—	30,000	30,000	144	—
				$(498)	$(301)	$12,508,565		$34,755	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	33	09/19/25	$362	$(165)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$42,022,598	$2,443,401	$—	$44,465,999
Short-Term Securities
Money Market Funds	12,508,565	—	—	12,508,565
	$54,531,163	$2,443,401	$—	$56,974,564

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Blockchain and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(165)	$—	$—	$(165)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares